STOCKHOLDERS' EQUITY (Details)		12 Months Ended
	Jun. 09, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 04, 2020 $ / shares shares	Jan. 17, 2020 shares	Dec. 31, 2019 $ / shares shares	Nov. 30, 2019 $ / shares shares
STOCKHOLDERS' EQUITY
Common Stock, Shares Authorized | shares		30,000,000	30,000,000		30,000,000	30,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Voting rights for each share			1
Common Stock, Shares, Issued | shares		2,540,342		2,156,250	1,437,500
Common Stock, Shares, Outstanding | shares		2,540,342		2,156,250	1,437,500
Common stock subject to possible redemption, shares | shares		5,002,149			0
Right shares for each common stock | shares		0.1
Proceeds from units sold | $		$ 100
Payment of offering costs | $		$ 460,248
Unit purchase option
STOCKHOLDERS' EQUITY
Proceeds from units sold | $	$ 100
Exercisable units | shares	344,988
Exercise price per unit | $ / shares	$ 11.50
Aggregate exercise price | $	$ 3,967,362
Fair value | $	$ 790,000
Fair value per unit | $ / shares	$ 2.63
Payment of offering costs | $	$ 100
Fair value of the unit purchase option was estimated as of the date of grant using the following assumptions
Expected volatility rate	35.00%
Risk free interest rate	0.37%
Expected term	5 years